Shareholders' Equity - Stock-Based Compensation Additional Information (Details) - USD ($) $ in Thousands				12 Months Ended
	Oct. 17, 2019	May 30, 2018	May 27, 2015	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of stock options exercised				$ 833,556	$ 409,029
Remaining unamortized compensation cost related to unvested stock options and RSUs				$ 306,355	$ 227,523
Remaining unamortized compensation cost related to unvested stock options and RSUs, period of recognition				2 years 10 days
Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)				888,991	1,127,094
Stock Option Plan | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Trading days used to calculate volume weighted average trading price			5 days
Stock Option Plan | Employee and Non-Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
Remaining vesting period		24 months	36 months
Stock Option Plan | Employee and Non-Employee Stock Options | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)		33.33333%	25.00%
Stock Option Plan | Employee and Non-Employee Stock Options | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)		33.33333%
Stock Option Plan | Employee and Non-Employee Stock Options | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)		33.33333%
Legacy Option Plan | Class B Multiple Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares receivable per option exercised (in shares)			1
Legacy Option Plan | Employee and Non-Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years
Remaining vesting period			36 months
Legacy Option Plan | Employee and Non-Employee Stock Options | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Legacy Option Plan | Employee and Non-Employee Stock Options | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Legacy Option Plan | Employee and Non-Employee Stock Options | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Legacy Option Plan | Employee and Non-Employee Stock Options | Fourth Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
LTIP | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares receivable per option exercised (in shares)		1
LTIP | Employee and Non-Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining vesting period		24 months
LTIP | Restricted share units | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Vesting (as a percent)		33.33%
LTIP | Restricted share units | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Vesting (as a percent)		33.33%
LTIP | Restricted share units | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Vesting (as a percent)		33.33%
LTIP | Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)				0
LTIP | Deferred Shares Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted (in shares)				673
Prior to November 2017 RSUs | Employee and Non-Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining vesting period			36 months
Prior to November 2017 RSUs | Restricted share units | First Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Prior to November 2017 RSUs | Restricted share units | Second Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Prior to November 2017 RSUs | Restricted share units | Third Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Prior to November 2017 RSUs | Restricted share units | Fourth Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting amount (as a percent)			25.00%
Stock Option Plan and LTIP | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance (in shares)			3,743,692
Shares available for issuance, percentage of annual increase			5.00%
Subsequent Event | Stock Option Plan and LTIP | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance (in shares)						19,817,622
6 River Systems, Inc. | Class A Subordinate Voting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued with trading restrictions	122,080
Restricted shares remaining				122,080